EMPLOYEE BENEFIT PLANS INCLUDING SHARE-BASED PAYMENT PLANS - DOLLAR THRIFTY (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.
Employee Benefit Plans
Maximum percentage of employee's eligible compensation for which Company matches their contribution				2.00%
Contribution expenses	$ 18.6	$ 18.0	$ 14.8	$ 1.8	$ 1.7	$ 1.8
Liability for employee health claims included in accrued liabilities				2.3	2.0
Expenses for self-insured health claims				15.4	15.8	20.2
Expenses related to bonus plan				$ 9.8	$ 11.2	$ 10.0